BUSINESS AND ORGANIZATION (FY) (Details)								1 Months Ended	3 Months Ended					6 Months Ended				12 Months Ended		41 Months Ended	44 Months Ended	47 Months Ended	53 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 25, 2021	Dec. 31, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 property $ / shares shares	Aug. 11, 2017 shares	Dec. 31, 2015 $ / shares shares	Jun. 24, 2015 shares	Aug. 31, 2017 shares	Jun. 30, 2021 USD ($) property $ / shares shares	Mar. 31, 2021 lease	Dec. 31, 2020 USD ($) property $ / shares shares	Sep. 30, 2020 property	Jun. 30, 2020 USD ($) property	Jun. 30, 2021 USD ($) property $ / shares shares	Dec. 31, 2020 USD ($) lease property $ / shares shares	Jun. 30, 2020 USD ($) property	Dec. 31, 2015 $ / shares shares	Dec. 31, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 USD ($) property $ / shares shares	Dec. 31, 2020 USD ($) property $ / shares shares	Dec. 30, 2019	Dec. 30, 2019	Dec. 31, 2020 USD ($) property $ / shares shares	Aug. 04, 2021 $ / shares	Jul. 26, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 27, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($) $ / shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Feb. 01, 2020 $ / shares	Dec. 23, 2019 USD ($)	Jan. 14, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares	Dec. 31, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 15, 2015 USD ($)	Jun. 23, 2015 $ / shares
Business And Organization [Line Items]
Issued common stock (in shares)			450,000,000						450,000,000		450,000,000			450,000,000	450,000,000			450,000,000		450,000,000			450,000,000
Preferred stock, shares authorized (in shares)			50,000,000	50,000,000					50,000,000		50,000,000			50,000,000	50,000,000			50,000,000	50,000,000	50,000,000			50,000,000
Preferred stock (in usd per share) | $ / shares			$ 0.001	$ 0.001					$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Reverse stock split, conversion ratio	0.3333
Net asset value (in usd per share) | $ / shares			$ 21.01	$ 30.48					$ 26.05		$ 21.01			$ 26.05	$ 21.01			$ 21.01	$ 30.48	$ 21.01			$ 21.01			$ 24.61				$ 23.03		$ 21.01	$ 21.01					$ 30.00
Issuance of common stock in offerings | $									$ 1,804,545				$ 4,851,043	$ 4,561,611		$ 14,092,239		$ 17,867,390	$ 40,908,373
Number of real estate properties | property			36						38		36			38	36			36		36			36
Number of real estate properties acquired | property			0						0		0		0	0	0	0		0		0			0
Number of properties classified as real estate held for sale | property			4										4					(9)
Number of real estate properties sold															5			5
REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property			14	20					14		14			14	14			14	20	14			14
Tenant-in-common | Real Estate Investment
Business And Organization [Line Items]
Ownership (as a percent)			72.70%						72.70%		72.70%			72.70%	72.70%			72.70%		72.70%			72.70%
DRP
Business And Organization [Line Items]
Net asset value (in usd per share) | $ / shares																																				$ 30.48
Share price (in usd per share) | $ / shares																																		$ 30.81			$ 30.15	$ 30.00
IPO
Business And Organization [Line Items]
Common stock subscriptions | $																																									$ 30,000,000
Registered Offering
Business And Organization [Line Items]
Common stock subscriptions | $																																									$ 3,333,333
Sponsor
Business And Organization [Line Items]
Issuance of common stock in offering (in shares)						3,333.3	3,333.3
Shares issued (in usd per share) | $ / shares						$ 30.00											$ 30.00																									$ 30.00
Retail
Business And Organization [Line Items]
Number of real estate properties | property			11						12		11			12	11			11		11			11
Number of properties classified as real estate held for sale | property			4	3							3	2	3					(8)
Number of real estate properties sold | lease										3					4
Retail | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property				5															5
Office
Business And Organization [Line Items]
Number of real estate properties | property			14						14		14			14	14			14		14			14
Office | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property				4															4
Industrial
Business And Organization [Line Items]
Number of real estate properties | property			11						12		11			12	11			11		11			11
Number of properties classified as real estate held for sale | property													1					(1)
Number of real estate properties sold | lease															1
Industrial | REIT I
Business And Organization [Line Items]
Number of real estate properties acquired | property				5															5
Land
Business And Organization [Line Items]
Number of real estate properties | property			1								1				1			1		1			1
Subsequent Event
Business And Organization [Line Items]
Reverse stock split, conversion ratio	0.3333
Net asset value (in usd per share) | $ / shares	$ 23.03																							$ 26.05	$ 24.61		$ 23.03	$ 21.01		$ 23.03	$ 21.01
Class R OP Units
Business And Organization [Line Items]
Reverse stock split, conversion ratio		1												1
Other ownership interests, units issued (in shares)									358,670					358,670
Other ownership interests, units outstanding (in shares)	360,000
Class R OP Units | Subsequent Event
Business And Organization [Line Items]
Other ownership interests, units outstanding (in shares)	360,000
Class M OP Units
Business And Organization [Line Items]
Reverse stock split, conversion ratio														1.6667				1.6667	1
Other ownership interests, units issued (in shares)									657,949.5					657,949.5
Net asset value (in usd per share) | $ / shares			$ 35.02						$ 43.42		$ 35.02			$ 43.42	$ 35.02			$ 35.02		$ 35.02			$ 35.02
BrixInvest | Class M OP Units
Business And Organization [Line Items]
Other ownership interests, units issued (in shares)				657,949.5															657,949.5
Operating Partnership
Business And Organization [Line Items]
Ownership interest (as a percent)														83.00%								99.00%
Remaining ownership interest ( as a percent)				1.00%																	1.00%
Operating Partnership | Subsequent Event
Business And Organization [Line Items]
Ownership interest (as a percent)	83.00%
Operating Partnership | Subsequent Event | Daisho OP Holdings, LLC
Business And Organization [Line Items]
Remaining ownership interest ( as a percent)	12.00%
Operating Partnership | Subsequent Event | Employees of Company
Business And Organization [Line Items]
Remaining ownership interest ( as a percent)	5.00%
Daisho OP Holdings, LLC
Business And Organization [Line Items]
Ownership interest (as a percent)				87.00%
Daisho OP Holdings, LLC | Class M OP Units
Business And Organization [Line Items]
Reverse stock split, conversion ratio																			1
BrixInvest
Business And Organization [Line Items]
Ownership interest (as a percent)				12.00%
Class S
Business And Organization [Line Items]
Common stock, shares authorized (in shares)			100,000,000	100,000,000					100,000,000		100,000,000			100,000,000	100,000,000			100,000,000	100,000,000	100,000,000			100,000,000
Common stock (in usd per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001					$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001			$ 0.001						$ 0.003
Issuance of common stock in offering (in shares)					33,333,333			33,333,333												63,711
Minimum share value | $	$ 1,000		$ 500								$ 500				$ 500			$ 500		$ 500			$ 500
Class S | Registered Offering
Business And Organization [Line Items]
Issuance of common stock in offering (in shares)																				2,056
Issuance of common stock in offerings | $																				$ 1,932,065
Class S | Subsequent Event
Business And Organization [Line Items]
Common stock (in usd per share) | $ / shares	$ 0.001																												$ 0.003
Minimum share value | $	$ 1,000																												$ 500
Class C
Business And Organization [Line Items]
Common stock, shares authorized (in shares)			300,000,000	300,000,000					300,000,000		300,000,000			300,000,000	300,000,000			300,000,000	300,000,000	300,000,000			300,000,000
Common stock (in usd per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001					$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001			$ 0.001						$ 0.003
Reverse stock split, conversion ratio														1					1
Common stock subscriptions | $																																			$ 800,000,000
Percentage of NAV, shares held for less than two years	98.00%
Percentage of NAV shares held for at least two years	100.00%
Percentage of NAV, shares held for less than one year			97.00%								97.00%				97.00%			97.00%		97.00%			97.00%
Percentage of NAV, shares held for one to two years			98.00%								98.00%				98.00%			98.00%		98.00%			98.00%
Percentage of NAV, shares held for two to three years			99.00%								99.00%				99.00%			99.00%		99.00%			99.00%
Percentage of NAV, shares held for at least three years			100.00%								100.00%				100.00%			100.00%		100.00%			100.00%
Minimum share value | $	$ 1,000		$ 500								$ 500				$ 500			$ 500		$ 500			$ 500																$ 500	$ 500
Class C | REIT I
Business And Organization [Line Items]
Issuance of common stock in merger (in shares)																			2,680,740.5
Class C | DRP
Business And Organization [Line Items]
Common stock subscriptions | $																																			75,000,000
Class C | Follow-on Offering
Business And Organization [Line Items]
Common stock subscriptions | $																														$ 600,547,672					$ 725,000,000
Class C | Registered Offering
Business And Organization [Line Items]
Issuance of common stock in offering (in shares)																							6,627,934
Issuance of common stock in offerings | $																							$ 197,527,817
Class C | Registered Offering | DRP
Business And Organization [Line Items]
Issuance of common stock in offering (in shares)																							790,479
Class C | 2021 DRP Offering
Business And Organization [Line Items]
Common stock subscriptions | $																															$ 100,000,000
Class C | Sponsor
Business And Organization [Line Items]
Issuance of common stock in offering (in shares)																	6,666.7		3,580
Class C | Subsequent Event
Business And Organization [Line Items]
Common stock (in usd per share) | $ / shares	$ 0.001																												$ 0.003
Percentage of NAV, shares held for less than two years	98.00%
Percentage of NAV shares held for at least two years	100.00%
Percentage of NAV, shares held for less than one year																													97.00%
Percentage of NAV, shares held for one to two years																													98.00%
Percentage of NAV, shares held for two to three years																													99.00%
Percentage of NAV, shares held for at least three years																													100.00%
Minimum share value | $	$ 1,000																												$ 500
Class C | Subsequent Event | Follow-on Offering
Business And Organization [Line Items]
Common stock subscriptions | $																														$ 600,547,672
Class C | Subsequent Event | 2021 DRP Offering
Business And Organization [Line Items]
Common stock subscriptions | $																															$ 100,000,000